LOANS, NET - Schedule of Movement in Allowance for Loan loss for Direct and Indirect Loans (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Beginning balance	S/ 8,378,895
Ending balance	8,041,526	S/ 8,378,895
Credit loss provision for direct credits	7,670,000	7,994,900
Credit loss provision for indirect credits	371,600	383,900
Stage 1 | Portfolio of Direct and Indirect Loans
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Beginning balance	1,296,581	1,239,449
Transfer to Stage 2	(769,667)	(774,623)
Transfer to Stage 3	(13,722)	(20,252)
Transfer from Stage 2	496,815	437,440
Transfer from Stage 3	172,678	178,305
New loans, liquidation and write-offs, net	744,862	555,525
Changes in PD, LGD, EAD	(388,521)	(306,920)
Transfers between classes of loans	0	0
Sale of loan portfolio	0	0
Exchange differences and others	(97,504)	(12,343)
Ending balance	1,441,522	1,296,581
Stage 2 | Portfolio of Direct and Indirect Loans
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Beginning balance	1,380,006	1,387,226
Transfer to Stage 1	(496,815)	(437,440)
Transfer to Stage 3	(718,341)	(1,032,019)
Transfer from Stage 1	769,667	774,623
Transfer from Stage 3	211,281	241,226
New loans, liquidation and write-offs, net	(647,955)	(572,016)
Changes in PD, LGD, EAD	847,301	1,025,663
Transfers between classes of loans	0	0
Sale of loan portfolio	0	0
Exchange differences and others	(30,845)	(7,257)
Ending balance	1,314,299	1,380,006
Stage 3 | Portfolio of Direct and Indirect Loans
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Beginning balance	5,702,308	6,019,270
Transfer to Stage 1	(172,678)	(178,305)
Transfer to Stage 2	(211,281)	(241,226)
Transfer from Stage 1	13,722	20,252
Transfer from Stage 2	718,341	1,032,019
New loans, liquidation and write-offs, net	(3,504,136)	(4,591,870)
Changes in PD, LGD, EAD	2,896,423	3,762,360
Transfers between classes of loans	0	0
Sale of loan portfolio	(2,637)	(122,418)
Exchange differences and others	(154,357)	2,226
Ending balance	5,285,705	5,702,308
Consolidated 3 Stages | Portfolio of Direct and Indirect Loans
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Beginning balance	8,378,895	8,645,945
New loans, liquidation and write-offs, net	(481,749)	(537,802)
Changes in PD, LGD, EAD	3,355,203	4,481,103
Loan portafolio written off and forgivens	(2,925,480)	(4,070,559)
Transfers between classes of loans	0	0
Sale of loan portfolio	(2,637)	(122,418)
Exchange differences and others	(282,706)	(17,374)
Ending balance	8,041,526	8,378,895
Commercial loans | Stage 1 | Portfolio of Direct and Indirect Loans
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Beginning balance	515,030	552,132
Transfer to Stage 2	(132,277)	(151,847)
Transfer to Stage 3	(5,379)	(7,753)
Transfer from Stage 2	124,005	153,552
Transfer from Stage 3	38,724	64,165
New loans, liquidation and write-offs, net	13,019	30,593
Changes in PD, LGD, EAD	(109,674)	(147,692)
Transfers between classes of loans	90,811	34,272
Sale of loan portfolio	0	0
Exchange differences and others	(75,250)	(12,392)
Ending balance	459,009	515,030
Commercial loans | Stage 2 | Portfolio of Direct and Indirect Loans
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Beginning balance	300,858	399,536
Transfer to Stage 1	(124,005)	(153,552)
Transfer to Stage 3	(125,576)	(205,233)
Transfer from Stage 1	132,277	151,847
Transfer from Stage 3	44,967	55,861
New loans, liquidation and write-offs, net	(64,594)	(114,850)
Changes in PD, LGD, EAD	130,491	143,678
Transfers between classes of loans	1,874	24,408
Sale of loan portfolio	0	0
Exchange differences and others	(9,913)	(837)
Ending balance	286,379	300,858
Commercial loans | Stage 3 | Portfolio of Direct and Indirect Loans
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Beginning balance	2,512,121	2,631,554
Transfer to Stage 1	(38,724)	(64,165)
Transfer to Stage 2	(44,967)	(55,861)
Transfer from Stage 1	5,379	7,753
Transfer from Stage 2	125,576	205,233
New loans, liquidation and write-offs, net	(793,976)	(881,988)
Changes in PD, LGD, EAD	644,487	837,925
Transfers between classes of loans	60,624	(89,886)
Sale of loan portfolio	(2,637)	(83,143)
Exchange differences and others	(82,650)	4,699
Ending balance	2,385,233	2,512,121
Commercial loans | Consolidated 3 Stages | Portfolio of Direct and Indirect Loans
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Beginning balance	3,328,009	3,583,222
New loans, liquidation and write-offs, net	(381,221)	(351,559)
Changes in PD, LGD, EAD	665,304	833,911
Loan portafolio written off and forgivens	(464,330)	(614,686)
Transfers between classes of loans	153,309	(31,206)
Sale of loan portfolio	(2,637)	(83,143)
Exchange differences and others	(167,813)	(8,530)
Ending balance	3,130,621	3,328,009
Residential mortgage loans | Stage 1 | Portfolio of Direct and Indirect Loans
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Beginning balance	66,258	54,102
Transfer to Stage 2	(10,917)	(20,949)
Transfer to Stage 3	(452)	(430)
Transfer from Stage 2	57,272	34,474
Transfer from Stage 3	15,798	12,065
New loans, liquidation and write-offs, net	7,398	9,428
Changes in PD, LGD, EAD	(83,929)	(22,871)
Transfers between classes of loans	335	197
Sale of loan portfolio	0	0
Exchange differences and others	(1,910)	242
Ending balance	49,853	66,258
Residential mortgage loans | Stage 2 | Portfolio of Direct and Indirect Loans
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Beginning balance	168,222	121,258
Transfer to Stage 1	(57,272)	(34,474)
Transfer to Stage 3	(30,834)	(41,104)
Transfer from Stage 1	10,917	20,949
Transfer from Stage 3	36,974	29,958
New loans, liquidation and write-offs, net	(16,599)	(18,325)
Changes in PD, LGD, EAD	11,113	90,309
Transfers between classes of loans	17	0
Sale of loan portfolio	0	0
Exchange differences and others	(6,249)	(349)
Ending balance	116,289	168,222
Residential mortgage loans | Stage 3 | Portfolio of Direct and Indirect Loans
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Beginning balance	819,647	785,261
Transfer to Stage 1	(15,798)	(12,065)
Transfer to Stage 2	(36,974)	(29,958)
Transfer from Stage 1	452	430
Transfer from Stage 2	30,834	41,104
New loans, liquidation and write-offs, net	(148,499)	(155,152)
Changes in PD, LGD, EAD	179,685	213,306
Transfers between classes of loans	(55)	227
Sale of loan portfolio	0	(25,181)
Exchange differences and others	(28,851)	1,675
Ending balance	800,441	819,647
Residential mortgage loans | Consolidated 3 Stages | Portfolio of Direct and Indirect Loans
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Beginning balance	1,054,127	960,621
New loans, liquidation and write-offs, net	(133,893)	(141,026)
Changes in PD, LGD, EAD	106,869	280,744
Loan portafolio written off and forgivens	(23,807)	(23,023)
Transfers between classes of loans	297	424
Sale of loan portfolio	0	(25,181)
Exchange differences and others	(37,010)	1,568
Ending balance	966,583	1,054,127
Microbusiness loans
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Beginning balance	1,167,311
Ending balance	949,739	1,167,311
Microbusiness loans | Stage 1 | Portfolio of Direct and Indirect Loans
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Beginning balance	384,283	348,124
Transfer to Stage 2	(360,657)	(356,044)
Transfer to Stage 3	(4,223)	(6,772)
Transfer from Stage 2	113,044	107,403
Transfer from Stage 3	18,386	28,034
New loans, liquidation and write-offs, net	522,212	464,092
Changes in PD, LGD, EAD	(103,175)	(165,734)
Transfers between classes of loans	(90,811)	(34,272)
Sale of loan portfolio	0	0
Exchange differences and others	(6,379)	(548)
Ending balance	472,680	384,283
Microbusiness loans | Stage 2 | Portfolio of Direct and Indirect Loans
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Beginning balance	396,679	431,282
Transfer to Stage 1	(113,044)	(107,403)
Transfer to Stage 3	(207,616)	(351,156)
Transfer from Stage 1	360,657	356,044
Transfer from Stage 3	46,832	69,433
New loans, liquidation and write-offs, net	(417,490)	(292,119)
Changes in PD, LGD, EAD	353,343	318,559
Transfers between classes of loans	(1,874)	(24,408)
Sale of loan portfolio	0	0
Exchange differences and others	(5,294)	(3,553)
Ending balance	412,193	396,679
Microbusiness loans | Stage 3 | Portfolio of Direct and Indirect Loans
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Beginning balance	1,167,319	1,288,082
Transfer to Stage 1	(18,386)	(28,034)
Transfer to Stage 2	(46,832)	(69,433)
Transfer from Stage 1	4,223	6,772
Transfer from Stage 2	207,616	351,156
New loans, liquidation and write-offs, net	(1,377,039)	(1,898,683)
Changes in PD, LGD, EAD	1,099,546	1,435,145
Transfers between classes of loans	(60,624)	89,886
Sale of loan portfolio	0	(5,540)
Exchange differences and others	(26,083)	(2,032)
Ending balance	949,740	1,167,319
Microbusiness loans | Consolidated 3 Stages | Portfolio of Direct and Indirect Loans
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Beginning balance	1,948,281	2,067,488
New loans, liquidation and write-offs, net	34,119	86,573
Changes in PD, LGD, EAD	1,349,714	1,587,970
Loan portafolio written off and forgivens	(1,306,436)	(1,813,283)
Transfers between classes of loans	(153,309)	31,206
Sale of loan portfolio	0	(5,540)
Exchange differences and others	(37,756)	(6,133)
Ending balance	1,834,613	1,948,281
Consumer loans
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Beginning balance	1,203,250
Ending balance	1,150,290	1,203,250
Consumer loans | Stage 1 | Portfolio of Direct and Indirect Loans
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Beginning balance	331,010	285,091
Transfer to Stage 2	(265,816)	(245,783)
Transfer to Stage 3	(3,668)	(5,297)
Transfer from Stage 2	202,494	142,011
Transfer from Stage 3	99,770	74,041
New loans, liquidation and write-offs, net	202,233	51,412
Changes in PD, LGD, EAD	(91,743)	29,377
Transfers between classes of loans	(335)	(197)
Sale of loan portfolio	0	0
Exchange differences and others	(13,965)	355
Ending balance	459,980	331,010
Consumer loans | Stage 2 | Portfolio of Direct and Indirect Loans
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Beginning balance	514,247	435,150
Transfer to Stage 1	(202,494)	(142,011)
Transfer to Stage 3	(354,315)	(434,526)
Transfer from Stage 1	265,816	245,783
Transfer from Stage 3	82,508	85,974
New loans, liquidation and write-offs, net	(149,272)	(146,722)
Changes in PD, LGD, EAD	352,354	473,117
Transfers between classes of loans	(17)	0
Sale of loan portfolio	0	0
Exchange differences and others	(9,389)	(2,518)
Ending balance	499,438	514,247
Consumer loans | Stage 3 | Portfolio of Direct and Indirect Loans
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Beginning balance	1,203,221	1,314,373
Transfer to Stage 1	(99,770)	(74,041)
Transfer to Stage 2	(82,508)	(85,974)
Transfer from Stage 1	3,668	5,297
Transfer from Stage 2	354,315	434,526
New loans, liquidation and write-offs, net	(1,184,622)	(1,656,047)
Changes in PD, LGD, EAD	972,705	1,275,984
Transfers between classes of loans	55	(227)
Sale of loan portfolio	0	(8,554)
Exchange differences and others	(16,773)	(2,116)
Ending balance	1,150,291	1,203,221
Consumer loans | Consolidated 3 Stages | Portfolio of Direct and Indirect Loans
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Beginning balance	2,048,478	2,034,614
New loans, liquidation and write-offs, net	(754)	(131,790)
Changes in PD, LGD, EAD	1,233,316	1,778,478
Loan portafolio written off and forgivens	(1,130,907)	(1,619,567)
Transfers between classes of loans	(297)	(424)
Sale of loan portfolio	0	(8,554)
Exchange differences and others	(40,127)	(4,279)
Ending balance	S/ 2,109,709	S/ 2,048,478